OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bond restrictions (Details) in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2018 CLF ( )	Oct. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($) item	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2018 CLP ($)	Oct. 31, 2018 CLF ( )	Oct. 31, 2018 USD ($)	Dec. 31, 2015 CLP ($)	Sep. 26, 2013 USD ($)
Disclosure of detailed information about borrowings
Borrowings						$ 75,000,000
Other current financial liabilities				$ 67,981,405,000		56,114,977,000
Other non-current financial liabilities				675,767,201,000		716,563,778,000
Cash and cash equivalents				(136,242,116,000)	$ (141,263,880,000)	(137,538,613,000)			$ (129,160,939,000)
Other current financial assets				(14,138,161,000)		(683,567,000)
Other non-current financial assets				(74,259,085,000)		(97,362,295,000)
Equity.				813,233,349,000	842,170,027,000	863,714,743,000			$ 851,534,300,000
Percentage threshold adjusted consolidated operating cash flow			$ 40
Liabilities				1,301,626,118,000	1,356,939,720,000	1,350,789,946,000
Consolidated financial income between January 1 and December 31, 2016			3,940,244,000	11,194,375,000	9,661,692,000
Consolidated Ebitda between January 1 and December 31, 2016			$ (55,014,660,000)	$ (55,220,369,000)	$ (51,374,971,000)
Bonds USA
Disclosure of detailed information about borrowings
Notional amount						$ 365,000,000,000				$ 575
Nominal interest rate	5.00%					5.00%				5.00%
Prepayment amount		$ 210
Borrowings								$ 365
CMF Registration N254 CMF 06.13.2001 Series B
Disclosure of detailed information about borrowings
Notional amount |	3,700
Nominal interest rate	6.50%					6.50%
Indebtedness level			0.78
Other financial liabilities |	2,228,000
Percentage threshold adjusted consolidated operating cash flow			$ 40
Consolidated assets to unsecured consolidated liabilities ratio			1.66
CMF Registration N254 CMF 06.13.2001 Series B | Maximum
Disclosure of detailed information about borrowings
Notional amount |	4,000
Indebtedness level			1.20
Consolidated assets to unsecured consolidated liabilities ratio			1.3
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Notional amount	1,500					$ 1,500,000,000
Nominal interest rate	4.00%					4.00%
Borrowings |	1,500
Net financial debt ratio			1.5
CMF Registration N640 CMF 08232010 Series A and CMF Registration N641 08232010 Series C and CMF Registration N759 08202013 Series C
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio			1.66
Net financial debt ratio			0.62
Net Financial Coverage			6.08
Number of consecutive quarters | item			2
CMF Registration N640 CMF 08232010 Series A and CMF Registration N641 08232010 Series C and CMF Registration N759 08202013 Series C | Minimum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio			1.3
Net Financial Coverage			3
CMF Registration N759 08.20.2013 Series C
Disclosure of detailed information about borrowings
Notional amount	1,000					$ 500,000,000
Nominal interest rate	3.50%					3.50%
Borrowings |	500
CMF Registration N759 08.20.2013 Series C | Maximum
Disclosure of detailed information about borrowings
Notional amount |	3,000
CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E
Disclosure of detailed information about borrowings
Notional amount |	8,000
CMF Registration N760 08.20.2013 Series D
Disclosure of detailed information about borrowings
Notional amount	4,000					$ 4,000,000,000
Nominal interest rate	3.80%					3.80%
Borrowings |	7,000
CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Notional amount	3,000					$ 3,000,000,000
Nominal interest rate	3.75%					3.75%
CMF Registration N759 08202013 Series C and CMF Registration N759 08202013 Series C and CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E
Disclosure of detailed information about borrowings
Indebtedness level			0.62
Percentage threshold adjusted consolidated operating cash flow			$ 40
Consolidated assets to unsecured consolidated liabilities ratio			1.66
CMF Registration N759 08202013 Series C and CMF Registration N759 08202013 Series C and CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E | Maximum
Disclosure of detailed information about borrowings
Indebtedness level			1.20
Consolidated assets to unsecured consolidated liabilities ratio			1.3
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Notional amount						$ 5,700,000,000	5,700
Nominal interest rate	2.83%					2.83%	2.83%	2.83%
Indebtedness level	0.62
Consolidated assets to unsecured consolidated liabilities ratio	1.66
CMF Registration N912 10.10.2018 Series F | Maximum
Disclosure of detailed information about borrowings
Indebtedness level		1.20
Consolidated assets to unsecured consolidated liabilities ratio		1.3